Financial Instruments - Schedule of Analysis of Foreign Currency Risk From Monetary Assets and Liabilities (Details) - USD ($) $ in Millions	Mar. 31, 2026	Mar. 31, 2025
Disclosure Of Financial Instruments [Line Items]
Net financial assets	$ 10,357	$ 11,322
Net financial liabilities	(3,570)	(3,468)
Foreign Currency Risk
Disclosure Of Financial Instruments [Line Items]
Net financial assets	5,345	5,298
Net financial liabilities	(2,592)	(2,435)
Total	2,753	2,863
Foreign Currency Risk | U.S. Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	3,025	3,138
Net financial liabilities	(1,551)	(1,539)
Total	1,474	1,599
Foreign Currency Risk | Euro
Disclosure Of Financial Instruments [Line Items]
Net financial assets	1,384	1,379
Net financial liabilities	(482)	(440)
Total	902	939
Foreign Currency Risk | United Kingdom Pound Sterling
Disclosure Of Financial Instruments [Line Items]
Net financial assets	259	261
Net financial liabilities	(142)	(120)
Total	117	141
Foreign Currency Risk | Australian Dollars
Disclosure Of Financial Instruments [Line Items]
Net financial assets	235	159
Net financial liabilities	(131)	(83)
Total	104	76
Foreign Currency Risk | Other Currencies
Disclosure Of Financial Instruments [Line Items]
Net financial assets	442	361
Net financial liabilities	(286)	(253)
Total	$ 156	$ 108